Common Stock and Preferred Stock	1 Months Ended	9 Months Ended
	Oct. 31, 2018	Jul. 31, 2019
Equity [Abstract]
Common Stock and Preferred Stock

2.	NOTE 2 – COMMON STOCK and PREFERRED STOCK

In October 2018, the Company filed a Certificate of Incorporation and organized under the Delaware General Corporation Law. Under this certificate, the Company has 100,000,000 common shares, par value $.0001 per share authorized and 20,000,000 preferred shares, par value $.0001 per share authorized.

During October 2018, the Company issued 2,000,000 shares of common stock to an executive officer as a result of an employment agreement.

During October 2018, the Company raised $200,000 and issued 1,428,571 shares of common stock to a related party as a result of a stock purchase agreement. (See Note 6)

During October 2018, the Company entered into various agreements with key executives of the Company, and as a result, 90,000 common shares in the aggregate are to be issued and were valued in the aggregate at $12,600 and recorded as a liability for stock to be issued.

2.	NOTE 2 – COMMON STOCK and PREFERRED STOCK

In October 2018, the Company filed a Certificate of Incorporation and organized under the Delaware General Corporation Law. Under this certificate, the Company has 100,000,000 common shares, par value $.0001 per share authorized and 20,000,000 preferred shares, par value $.0001 per share authorized.

During October 2018, the Company issued 2,000,000 shares of common stock to an executive officer as a result of an employment agreement.

During October 2018, the Company raised $200,000 and issued 1,428,571 shares of common stock to a related party as a result of a stock purchase agreement. (See Note 6)

During October 2018, the Company entered into various agreements with key executives of the Company, and as a result, 90,000 common shares in the aggregate are to be issued and were valued in the aggregate at $12,600 and recorded as a liability for stock to be issued. During December 2018 these common shares were issued in accordance with their respective agreements.